CONSOLIDATED STATEMENTS OF EQUITY (JPY ¥) In Millions	Total		Preferred stock (Note 15):	Common stock (Note 16):	Accumulated deficit:	Unrealized net gains on available-for-sale securities (Note 4):	Foreign currency translation adjustments:	Pension liability adjustments (Note 21):	Accumulated other comprehensive income, net of tax:	Treasury stock, at cost:	Total MHFG shareholders' equity	Noncontrolling interests:
Balance at beginning of fiscal year at Mar. 31, 2009			¥ 948,641	¥ 3,386,792	¥ (3,293,692)	¥ 348,789	¥ (166,575)	¥ (371,690)		¥ (6,218)		¥ 191,133
Cumulative effect of change in accounting principles (Notes 2 and 26)					99,910	(99,910)
Purchases of treasury stock										(5)
Change during year			(412,670)
Balance at beginning of fiscal year, adjusted				3,386,792	(3,193,782)	248,879						191,133
Disposal of treasury stock										1,039
Effect of business combination (Note 3)												151,584
Issuance of new shares of common stock				533,794
Net income	1,046,650				999,689
Dividends declared	(131,016)	[1]			(131,016)
Issuance of new shares of common stock by conversion of preferred stock				412,670
Gains (losses) on disposal of treasury stock				(662)
Effect of other increase/decrease in consolidated subsidiaries												(40,204)
Stock-based compensation (Note 22)				1,114
Dividends paid to noncontrolling interests												(5,662)
Change in ownership interest in consolidated subsidiaries				(9,003)
Net income (loss) attributable to noncontrolling interests	(46,961)											46,961
Change during year	521,365					506,131						15,234
Change during year	17,269						16,371					(1,144)
Change during year	210,176							202,716				7,901
Balance at end of fiscal year at Mar. 31, 2010	3,332,018		535,971	4,324,705	(2,325,109)	755,010	(150,204)	(168,974)	435,832	(5,184)	2,966,215	365,803
Cumulative effect of change in accounting principles (Notes 2 and 26)				334	1,382	(6,273)						(366)
Purchases of treasury stock										(3)
Change during year			(82,395)
Balance at beginning of fiscal year, adjusted				4,325,039	(2,323,727)	748,737						365,437
Disposal of treasury stock										1,990
Issuance of new shares of common stock				757,790
Net income	418,130				412,669
Dividends declared	(134,966)	[1]			(134,966)
Issuance of new shares of common stock by conversion of preferred stock				82,395
Gains (losses) on disposal of treasury stock				(1,315)
Effect of other increase/decrease in consolidated subsidiaries												6,519
Stock-based compensation (Note 22)				452
Dividends paid to noncontrolling interests												(6,364)
Change in ownership interest in consolidated subsidiaries				(201)
Net income (loss) attributable to noncontrolling interests	(5,461)											5,461
Change during year	(237,562)					(234,609)						(2,953)
Change during year	(17,397)						(14,824)					(2,573)
Change during year	(78,812)							(75,154)				(3,658)
Balance at end of fiscal year at Mar. 31, 2011	4,035,356		453,576	5,164,160	(2,046,024)	514,128	(165,028)	(244,128)	104,972	(3,197)	3,673,487	361,869
Purchases of treasury stock										(2,560)
Change during year			(43,208)
Balance at beginning of fiscal year, adjusted				5,164,160	(2,046,024)	514,128						361,869
Disposal of treasury stock										12,001
Net income	648,957				656,389
Issuance of new shares of common stock for stock exchanges (Note 16)				244,100
Dividends declared	(216,508)	[1],[2]			(216,473)
Issuance of new shares of common stock by conversion of preferred stock				43,208
Effect of stock exchanges (Note 16)										(13,318)		(216,558)
Gains (losses) on disposal of treasury stock				(48)
Effect of other increase/decrease in consolidated subsidiaries												65,183
Stock-based compensation (Note 22)				106
Dividends paid to noncontrolling interests												(23,666)
Change in ownership interest in consolidated subsidiaries				(23,534)
Net income (loss) attributable to noncontrolling interests	7,432											(7,432)
Change during year	105,285					114,508						(2,044)
Change during year	(7,814)						(4,853)					(1,353)
Change during year	39,687							30,961				259
Balance at end of fiscal year at Mar. 31, 2012	¥ 4,647,024		¥ 410,368	¥ 5,427,992	¥ (1,606,108)	¥ 628,636	¥ (169,881)	¥ (213,167)	¥ 245,588	¥ (7,074)	¥ 4,470,766	¥ 176,258

[1]	Dividends paid on treasury stock are excluded.
[2]	As MHFG commenced to distribute an interim dividend from the fiscal year ended March 31, 2012, the amounts for the fiscal year include such interim dividends.